CONSOLIDATED BALANCE SHEETS $ in Thousands, $ in Thousands		Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
ASSETS
Cash and cash equivalents		$ 1,034,668	$ 133,447	$ 362,574
Cash held on behalf of clients		42,487,090	5,479,801	14,540,863
Term deposits		300,000	38,693
Available-for-sale financial securities				93,773
Equity method investments		0		6,166
Loans and advances (net of allowance of nil and HK$9,075 thousand as of December 31, 2019 and 2020, respectively)		18,825,366	2,428,014	4,188,689
Receivables:
Clients		735,145	94,816	247,017
Brokers		5,780,461	745,539	1,226,348
Clearing organization		1,243,928	160,436	304,080
Fund management companies and fund distributors		297,622	38,386
Interest		19,876	2,564	16,892
Prepaid assets		11,422	1,473	12,470
Operating lease right-of-use assets		208,863	26,938	161,617
Other assets		393,326	50,729	239,435
Total assets		71,337,767	9,200,836	21,399,924
LIABILITIES
Amounts due to related parties		87,169	11,243	33,628
Payables:
Clients		46,062,842	5,940,986	15,438,879
Brokers		4,533,581	584,722	1,484,243
Clearing organization		324,266	41,822
Fund management companies and fund distributors	[1]	127,442	16,437	26,381
Interest		5,493	708	519
Borrowings		5,482,818	707,150	1,467,586
Securities sold under agreements to repurchase		5,453,037	703,309	1,590
Operating lease liabilities		222,231	28,662	172,466
Accrued expenses and other liabilities		731,198	94,307	226,079
Total liabilities		63,030,077	8,129,346	18,851,371
Contingencies (Note 27)
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital		6,960,369	897,718	2,536,182
Accumulated other comprehensive (loss)/income		4,974	642	(4,446)
Retained earnings		1,342,262	173,119	16,739
Total shareholders' equity		8,307,690	1,071,490	2,548,553
Total liabilities and shareholders' equity		71,337,767	9,200,836	21,399,924
Class A ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares		47	6	36
Total shareholders' equity		47		36
Class B ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares		38	$ 5	42
Total shareholders' equity		$ 38		$ 42

[1]	As of December 31,